SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Supplemental Information On Oil And Gas Operations
Standardized measure of discounted future net cash flows at the beginning of the year	$ 20,797,000	$ 40,833,000
Extensions, discoveries and improved recovery, less related costs
Sales of minerals in place	(62,682,000)	(7,509,000)
Purchase of minerals in place	125,927,000
Revisions of previous quantity estimates	(1,751,000)	5,099,000
Net changes in prices and production costs	32,573,000	(21,863,000)
Accretion of discount	1,498,000	3,416,000
Sales of oil produced, net of production costs	13,000	(125,000)
Changes in future development costs	(21,339,000)	(919,000)
Changes in timing of future production	(2,580,000)	(5,562,000)
Net changes in income taxes	(19,187,000)	7,427,000
Standardized measure of discounted future net cash flows at the end of the year	$ 73,269,000	$ 20,797,000